Exception Grades
Run Date - 8/4/2026 5:18:30 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	2	XXXX		XXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		Title reflects a lien to code enforcement that does not appear to have been paid off at closing. Evidence is required that the lien is paid and satisfied.				Reviewer Comment (2026-05-22): Supplemental report reflects item [redacted]will be removed and not on Final Title. Reviewer Comment (2026-05-22): Provide updated Title commitment for evidence of paid off of lien. Exception Remains. Buyer Comment (2026-05-21): see attached Buyer Comment (2026-05-21): see attached title supplement Reviewer Comment (2026-05-19): Material exception due to [redacted] overlays.	XX/XX/XXXX			No	1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
XXXX	5	XXXX		XXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender guides, [redacted], indicate a first time investor is not permitted, however borrowing entity and guarantor appear to be first time investors.				Reviewer Comment (2026-05-07): borr is not a FTHB, there is a mortgage on credit not open but in the last [redacted]months. Buyer Comment (2026-05-05): borr is not a FTHB, there is a mortgage on credit not open but in the last [redacted]months.	XX/XX/XXXX			No	1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	5	XXXX		XXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per lender guidelines, a corporate resolution is required.
Reviewer Comment (2026-05-07): Per guides, corporate resolution is not a required docuemnt for LLC. The operating agreement reflects the borrower as the [redacted].

Buyer Comment (2026-05-07): The reviewer is referencing  the requirements/guidelines for a general partnership or corporation.  These are all [redacted] LLCS and the corporate resolution is not required, and do not fall under these guidelines.  Can we please get these cleared?

Reviewer Comment (2026-05-07): As per guideline [redacted], a corporate resolution is required for business entity. Exception Remains.

Buyer Comment (2026-05-05): This is a [redacted] LLC; there will not be a resolution letter.

																		XX/XX/XXXX			No	1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Purchase		C	A	C	A			A	A		N/A	No
XXXX	7	XXXX		XXX			Credit	Title	Document Error	Title	[redacted]		The Preliminary title Policy is within [redacted] and does not reflect a coverage amount. No Final Title Policy in file. Unable to determine if appropriate coverage is provided.				Reviewer Comment (2026-05-19): Received clarification/approval/documentation from lender. Condition cleared.	XX/XX/XXXX			No	1	B	A	B	A	B	A	B	A	B	A		XX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
XXXX	7	XXXX		XXX			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1						Reviewer Comment (2026-05-19): Received final HUD. Condition cleared. Buyer Comment (2026-05-19): See attached FInal HUD	XX/XX/XXXX			No	1	D	A	D	A	D	A	D	A	D	A		XX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
XXXX	8	XXXX		XXX			Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1						Reviewer Comment (2026-05-20): Received HUD. condition cleared.	XX/XX/XXXX			No	1	D	A	D	A	D	A	D	A	D	A		XX	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
XXXX	9	XXXX		XXX			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	Appraisal Noted Street "[redacted]" whereas Note Noted City "[redacted]". Lender to ensure all required documents match the property address reflected on the Note document.				Reviewer Comment (2026-05-20): Received corrected 1004. Condition cleared. Buyer Comment (2026-05-20): see attached corrected appraisal	XX/XX/XXXX			No	1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	9	XXXX		XXX			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	Appraisal Noted Street "[redacted]" whereas Note Noted City "[redacted]". Lender to ensure all required documents match the property address reflected on the Note document.				Reviewer Comment (2026-05-27): Received Collateral desktop analysis with correct subject property address. Exception cleared. Buyer Comment (2026-05-22): see attached	XX/XX/XXXX			No	1	C	A	C	A	C	A	C	A	C	A		XX	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
XXXX	10	XXXX		XXX			Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	-	Reviewed to [redacted] overlays. No guidelines provided. Collections were present on the credit report.				Reviewer Comment (2026-06-29): Client accepts EV2 Grade and elects to Waive.			XX/XX/XXXX	No	2		B		B		B		B		B		XX	Investment	Refinance - Cash-out - Other		A	B	A	B			A	A		N/A	No
XXXX	11	XXXX		XXX			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Title Commitment or Preliminary Title Policy amount is blank; provide a supplement report reflecting the policy amount.				Reviewer Comment (2026-05-08): Final title policy received covering loan value. Seller Comment (2026-05-06): Please see attached final title policy to clear condition.	XX/XX/XXXX			No	1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No
XXXX	11	XXXX		XXX			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2026-05-08): Final title policy received covering loan value.	XX/XX/XXXX			No	1	A	A	A	A	A	A	A	A	A	A		XX	Primary	Purchase		B	A	B	A	A	A	A	A	Non QM	Non QM	No
XXXX	12	XXXX		XXX			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title policy amount of $[redacted]was used by Lender to qualify loan.				Reviewer Comment (2026-05-19): Title commitment received covering loan value. Buyer Comment (2026-05-18): see attached title -loan amt $[redacted]	XX/XX/XXXX			No	1	B	A	B	A	B	A	B	A	B	A		XX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	12	XXXX		XXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): Ability to Repay (Dodd-Frank 2014): There are one or more guideline deficiencies related to income and/or asset doc requirements which may impact the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan designation is Non QM and the failure is due to VVOE dated within [redacted]days prior to closing not provided. Lender exception approved to use [redacted] verification dated [redacted]. Compliance violation due to [redacted] overlays.
Reviewer Comment (2026-06-03): Received the VVOE. Condition cleared.

Reviewer Comment (2026-06-01): Reviewed the business entity listing which was in the file, however the VVOE is for the borrower's wage income.  Per the lender guides for full doc, wage income, the VVOE must be completed within [redacted]calendar days of closing. Section [redacted].

Reviewer Comment (2026-06-01): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)

Buyer Comment (2026-05-29): VOE

Reviewer Comment (2026-05-28): Exception was escalated. Response:  When the lender does not meet their own guidelines for verifying employment, the lender exception would need to outline what alternate pre-closing documentation they used to verify the borrower's employment status. The lender exception form, lender instead provided compensating factors such as employment > [redacted]years, LTV, and residual income. Compensating factors would not be acceptable for this type of document deficiency (also LTV cannot be used as a compensating factor). There is a verification in the file from the work number; however this is not identified on the lender exception. An updated lender exception which identifies the alternate documentation the lender used in lieu of not meeting the VOE > [redacted]days from Note Date requirement would be needed with additional compensating factors.

Buyer Comment (2026-05-28): see attached

																		XX/XX/XXXX			No	1		A		A		A		A		A		XX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	12	XXXX		XXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Loan designation is Non QM and the failure is due to VVOE dated within [redacted]days prior to closing not provided. Lender exception approved to use [redacted] verification dated [redacted]. Compliance violation due to [redacted] overlays.
Reviewer Comment (2026-06-03): Received VVOE. Condition cleared.

Reviewer Comment (2026-06-01): Reviewed the business entity listing which was in the file, however the VVOE is for the borrower's wage income.  Per the lender guides for full doc, wage income, the VVOE must be completed within [redacted]calendar days of closing. Section [redacted].

Buyer Comment (2026-05-29): VOE

Reviewer Comment (2026-05-28): Exception was escalated. Response:  When the lender does not meet their own guidelines for verifying employment, the lender exception would need to outline what alternate pre-closing documentation they used to verify the borrower's employment status. The lender exception form, lender instead provided compensating factors such as employment > [redacted]years, LTV, and residual income. Compensating factors would not be acceptable for this type of document deficiency (also LTV cannot be used as a compensating factor). There is a verification in the file from the work number; however this is not identified on the lender exception. An updated lender exception which identifies the alternate documentation the lender used in lieu of not meeting the VOE > [redacted]days from Note Date requirement would be needed with additional compensating factors.

Buyer Comment (2026-05-28): see attached

																		XX/XX/XXXX			No	1		A		A		A		A		A		XX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	12	XXXX		XXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan designation is Non QM and the failure is due to VVOE dated within [redacted]days prior to closing not provided. Lender exception approved to use [redacted] verification dated [redacted]. Compliance violation due to [redacted] overlays.
Reviewer Comment (2026-06-03): Received VVOE. Condition cleared.

Reviewer Comment (2026-06-01): Per the lender guides for full doc, wage income, the VVOE must be completed within [redacted]calendar days of closing. Section [redacted].

Buyer Comment (2026-05-29): The VOE was obtained [redacted]and note dated [redacted]- Our guidelines allow S/E verification up to [redacted]days.

Reviewer Comment (2026-05-28): Exception was escalated. Response:  When the lender does not meet their own guidelines for verifying employment, the lender exception would need to outline what alternate pre-closing documentation they used to verify the borrower's employment status. The lender exception form, lender instead provided compensating factors such as employment > [redacted]years, LTV, and residual income. Compensating factors would not be acceptable for this type of document deficiency (also LTV cannot be used as a compensating factor). There is a verification in the file from the work number; however this is not identified on the lender exception. An updated lender exception which identifies the alternate documentation the lender used in lieu of not meeting the VOE > [redacted]days from Note Date requirement would be needed with additional compensating factors.

Buyer Comment (2026-05-28): see attached

																		XX/XX/XXXX			No	1		A		A		A		A		A		XX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	12	XXXX		XXX			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		VVOE was not obtained [redacted]days prior to note date. Lender exception approval for [redacted] verification dated [redacted].
Borrower has been employed in the same industry for more than [redacted]years.

Borrower has verified disposable income of at least $[redacted].

Borrower has worked in the same position for more than [redacted]years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted].

The representative FICO score exceeds the guideline minimum by at least [redacted]points.
															Borrower has been employed in the same industry for more than [redacted] years. Documentation Type: [redacted] Disposable Income: $[redacted] Loan to Value: [redacted]% Guideline Maximum Loan to Value: [redacted]%	Aggregator,SitusAMC Aggregator,SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC	Reviewer Comment (2026-05-28): Client elects to waive with compensating factors.			XX/XX/XXXX	No	2		B		B		B		B		B		XX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	12	XXXX		XXX			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File is missing the required VVOE dated within [redacted]Calendar days prior to the note date. Credit violation due to [redacted] overlay. Failure due to VVOE dated within [redacted]days prior to closing not provided. Lender exception approved to use [redacted] verification dated [redacted]
Borrower has been employed in the same industry for more than [redacted]years.

Borrower has verified disposable income of at least $[redacted].

Borrower has worked in the same position for more than [redacted]years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted]months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted].

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted].

The representative FICO score exceeds the guideline minimum by at least [redacted]points.
															Borrower has been employed in the same industry for more than [redacted] years. Documentation Type: [redacted] Disposable Income: $[redacted] Loan to Value: [redacted]% Guideline Maximum Loan to Value: [redacted]%	Aggregator,SitusAMC Aggregator,SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC	Reviewer Comment (2026-05-28): Client elects to waive with compensating factors. Buyer Comment (2026-05-26): see attached Reviewer Comment (2026-05-26): Required VVOE dated within [redacted]Calendar days prior to the note date, Exception remains Buyer Comment (2026-05-21): see attached			XX/XX/XXXX	No	2		B		B		B		B		B		XX	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No
XXXX	13	XXXX		XXX			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Missing Document: Note - Subordinate Lien not provided		File is missing document to verify the HELOC lien with Unpaid balance of $[redacted].				Reviewer Comment (2026-05-27): HELOC agreement received & associated. Exception cleared. Buyer Comment (2026-05-22): new loan with [redacted].	XX/XX/XXXX			No	1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	13	XXXX		XXX			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $[redacted]is less than Cash From Borrower $[redacted]. Provide additional asset to cover the closing requirement.				Reviewer Comment (2026-05-27): Additional fund received from HELOC transaction. Exception cleared. Buyer Comment (2026-05-22): addtl funds came from other [redacted] loan Reviewer Comment (2026-05-20): Loan with material credit exception. Per [redacted] overlays.	XX/XX/XXXX			No	1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	13	XXXX		XXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Calculated PITIA months reserves of [redacted]is less than Guideline PITIA months reserves of [redacted]. provide additional asset to cover the reserve requirement.	Borrower has been employed in the same industry for more than [redacted]years. Borrower has owned the subject property for at least [redacted]years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted]years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	Borrower has been employed in the same industry for more than [redacted]years. Borrower has owned the subject property for at least [redacted]years. Documentation Type: [redacted] Disposable Income: $[redacted] Borrower has worked in the same position for more than [redacted]years. Loan to Value: [redacted] Guideline Maximum Loan to Value: [redacted] DTI: [redacted] Guideline Maximum DTI: [redacted] Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-05-29): Lender Exception with Compensating Factors provided. Buyer Comment (2026-05-27): see attached Reviewer Comment (2026-05-27): Fund received from HELOC transaction updated. Required additional asset to meet reserve requirement. Exception remains. Buyer Comment (2026-05-22): addtl funds came from HELOC w/ [redacted] Reviewer Comment (2026-05-20): Loan with material credit exception. Per [redacted] overlays.			XX/XX/XXXX	No	2	C	B	C	B	C	B	C	B	C	B		XX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	13	XXXX		XXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.				Reviewer Comment (2026-05-29): Lender Exception with Compensating Factors provided. Buyer Comment (2026-05-28): see attached Reviewer Comment (2026-05-27): Fund received from HELOC transaction updated. Required additional asset to meet reserve requirement. Exception remains. Buyer Comment (2026-05-22): addtl funds came from [redacted] loan Reviewer Comment (2026-05-20): Loans that do not satisfy the "ability-to-repay" rules under the Truth in Lending Act. Failure due to insufficient assets. [redacted] overlay	XX/XX/XXXX			No	1	B	A	C	A	B	A	C	A	B	A		XX	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	No
XXXX	13	XXXX		XXX			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General Ability to Repay Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	Ability to repay exception due to insufficient funds.				Reviewer Comment (2026-05-29): Lender Exception with Compensating Factors provided. Buyer Comment (2026-05-28): see attached Reviewer Comment (2026-05-27): Fund received from HELOC transaction updated. Required additional asset to meet reserve requirement. Exception remains. Buyer Comment (2026-05-22): see attached Reviewer Comment (2026-05-20): Loans that do not satisfy the "ability-to-repay" rules under the Truth in Lending Act. Failure due to insufficient assets. [redacted] overlay	XX/XX/XXXX			No	1	C	A	C	A	C	A	C	A	C	A		XX	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No